FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Other Financial Assets and Liabilities
11(a)    Other financial assets and liabilities

	As of December 31,
	2024	2023
	US$’000	US$’000
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	3,069	2,902
	3,069	2,902
Financial assets at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	—	307
	—	307

Summary of Interest-bearing Loans and Borrowings	loans, of which the current portion was $24,098 and $53,737 as of December 31, 2024 and 2023, respectively.

	As of December 31,
	2024				2023
	Interest rate	Maturity	Local currency		Interest rate	Maturity	Local currency
	%		‘000	US$’000	%		‘000	US$’000
Interest-bearing loans and borrowings
Bank loans	6.36	Sep. 2027	AUD$4,693	2,918	4.94	Nov. 2024	AUD$4,543	3,104
Bank loans	4.63~4.83	5/1/2025	SGD$6,000	4,416	5.11	Dec. 2024	SGD$6,000	4,551
Bank loans	4.76	Mar. 2027	THB$266,010	7,807	7.27	Feb. 2024	THB$309,488	9,090
Trust receipt	2.93 ~ 5.93	May 2025	THB$348,923	10,241	2.75 ~ 4.70	May 2024	THB$1,151,234	33,812
Trust receipt	4.96 ~ 5.36	Mar. 2025	SGD$4,875	3,588	5.46 ~5.61	Apr. 2024	SGD$4,193	3,180
Total				28,970				53,737

Summary Of Foreign Currency Forward Contracts Assets And Liabilities

	2024		2023
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Foreign currency forward contracts
Fair value	—	21	307	74

Disclosure of detailed information about financial instruments
Set out below is a comparison of the carrying amounts and fair value of our Company’s financial instruments that are carried in the financial statements:

	Carrying amount		Fair value
	As of December 31,		As of December 31,
	2024	2023	2024	2023
	US$’000	US$’000	US$’000	US$’000
Financial assets - current
Financial assets at fair value through profit	—	307	—	307
Financial assets at amortized cost
Cash and cash equivalents	34,035	37,970	34,035	37,970
Trade receivables	102,789	104,955	102,789	104,955
Other receivables	1,257	1,670	1,257	1,670
Due from related parties	607	1,368	607	1,368
Financial assets - non-current
Financial assets at fair value through other comprehensive income	3,069	2,902	3,069	2,902
Financial assets at amortized cost
Long-term bank deposits*	1,259	1,454	1,259	1,454
Total	143,016	150,626	143,016	150,626

Financial liabilities - current
Liabilities at amortized cost
Interest-bearing loans and borrowings	24,098	53,737	24,098	53,737
Trade and other payables	57,220	51,743	57,220	51,743
Due to related parties	9,715	7,941	9,715	7,941
Accruals	8,246	15,250	8,246	15,250
Financial liabilities - non-current
Liabilities at amortized cost
Interest-bearing loans and borrowings	4,872	—	4,872	—
Total	104,151	128,671	104,151	128,671
*included in other non-current assets

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets

	Valuation technique	Significant unobservable inputs	Liquidity discount (2024 and 2023)	Sensitivity of the input to fair value
				2024	2023
Financial asset
Unquoted equity instrument	Market Approach Method	Liquidity Discount	30%	5% decrease in the discount would increase in fair value by $185	5% decrease in the discount would increase in fair value by $190

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income	A reconciliation of the beginning and closing balances is summarized below:

	2024	2023
	US$’000	US$’000
At January 1	2,902	1,553
Acquisitions	252	240
Recognized in other comprehensive income/(loss)	(67)	1,104
Exchange difference on translation	(18)	5
At December 31	3,069	2,902